REVENUES	12 Months Ended
Dec. 31, 2016
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Sales of solar modules	9,155,395,954	15,086,256,789	20,825,750,050
Sales of silicon wafers	286,585,049	138,293,365	136,079,690
Sales of solar cells	200,643,639	215,048,296	155,016,285
Sales of recovered silicon materials	11,272,636	5,201,794	860,047
Processing service fees	69,581,435	-	-
Solar system integration projects	11,209,600	-	269,661,653
Revenue from generated electricity	6,188,194	9,574,122	13,270,367
Total	9,740,876,507	15,454,374,366	21,400,638,092

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the years ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	4,119,710,430	5,608,963,991	8,249,043,110
Outside China
America	1,766,283,018	4,146,330,928	7,701,560,171
Japan	486,201,347	997,526,339	992,645,497
Chile	580,383,748	1,018,522,680	898,465,062
India	272,142,427	280,481,768	775,458,207
Brazil	5,033,329	44,251,671	479,569,191
Turkey	50,119,561	377,663,473	366,929,805
UK	1,266,982,317	839,243,321	342,655,734
Thailand	65,578,638	328,505,810	97,904,537
South Africa	534,571,266	346,904,294	37,324,002
Rest of the world	593,870,426	1,465,980,091	1,459,082,776
Total	9,740,876,507	15,454,374,366	21,400,638,092